31. Risks and Financial Instruments (Details 10) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Scenario I
Currency swaps receivable in U.S. dollars
U.S. Dollar/ Real swaps	R$ 198,138
Debts/firm commitments in dollars	(198,130)
Net effect	8
Currency swaps payable in U.S. dollars
Real/ U.S. Dollar swaps	(97)
Gross margin of Oxiteno	97
Net effect	0
Interest rate swap (in Brazilian Reais) – Debentures—CRA
Fixed rate swap - CDI	13,691
Fixed rate debt	(13,691)
Net effect	0
Scenario II
Currency swaps receivable in U.S. dollars
U.S. Dollar/ Real swaps	690,432
Debts/firm commitments in dollars	(690,415)
Net effect	17
Currency swaps payable in U.S. dollars
Real/ U.S. Dollar swaps	7,486
Gross margin of Oxiteno	(7,486)
Net effect	0
Interest rate swap (in Brazilian Reais) – Debentures—CRA
Fixed rate swap - CDI	95,292
Fixed rate debt	(95,292)
Net effect	0
Scenario III
Currency swaps receivable in U.S. dollars
U.S. Dollar/ Real swaps	1,182,726
Debts/firm commitments in dollars	(1,182,700)
Net effect	26
Currency swaps payable in U.S. dollars
Real/ U.S. Dollar swaps	15,069
Gross margin of Oxiteno	(15,069)
Net effect	0
Interest rate swap (in Brazilian Reais) – Debentures—CRA
Fixed rate swap - CDI	192,204
Fixed rate debt	(192,204)
Net effect	R$ 0